--------------------------------------------------------------------------------
VIRGINIA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                   212-830-5200
================================================================================







Dear Shareholder:


We are pleased to present the annual report of Virginia Daily Municipal Income Fund, Inc. for the year ended September 30, 1999.

The Fund had net assets of $3,282,808 and 10 active shareholders as of September 30, 1999.

We thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff


Steven W. Duff
President











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VIRGINIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1999
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Other Tax Exempt Investments (4.56%)
------------------------------------------------------------------------------------------------------------------------------------
 $   150,000  Arlington County, VA IDA RB Multifamily Housing
              (Arna Valley View Apartments)(b)
              Insured by FGIC                                                        08/01/00  3.60%  $   150,000
 -----------                                                                                          -----------
     150,000  Total Other Tax Exempt Investments                                                          150,000
 -----------                                                                                          -----------
Other Variable Rate Demand Instruments (66.10%) (c)
------------------------------------------------------------------------------------------------------------------------------------
 $   250,000  Amelia County, VA IDA (Chambers Waste Project)
              LOC Morgan Guaranty Trust Company                                      07/01/07  3.90%  $   250,000    VMIG-1
     150,000  Capital Region Airport Community, VA (Richmond International Airport)
              Insured by AMBAC Indemnity Corp.                                       07/01/25  3.70       150,000    VMIG-1   A1+
     300,000  City of Lynchburg, VA IDA (Aerofin Corporation Project) - Series 1999(b)
              LOC PNC Bank, N.A.                                                     03/01/29  3.95       300,000
     150,000  City of Norfolk, VA IDA - Series 1998
              LOC Branch Bank & Trust Company                                        09/01/20  3.85       150,000             A1
     100,000  Fairfax, VA IDA
              (Fairfax Hospital System, Inc. INOVA Health)                           10/01/25  3.75       100,000    VMIG-1   A1+
     150,000  King George County, VA IDA (Birchwood Power Partners)
              LOC Credit Suisse First Boston                                         11/01/25  3.95       150,000             A1+
      50,000  Penninsula Port Authority, VA
              (Dominion Terminal Association Project) - Series 1987D
              LOC Barclays Bank                                                      07/01/16  3.90        50,000      P1     A1+
     150,000  Petersburg Virginia Hospital (Hospital Facilities - Southside)
              LOC First Union National Bank                                          07/01/17  3.95       150,000             A1
     145,000  Puerto Rico Industrial Tourist Education
              (Ana Mendez University System Project)
              LOC Banco Santander                                                    10/01/21  3.70       145,000             A1+
      50,000  Richmond, VA IDA RB (Virginia Union University Project)
              LOC Bank of America                                                    12/01/07  3.80        50,000             A1+
     100,000  Richmond, VA Redevelopment Housing - Series A
              LOC Merrill Lynch                                                      11/01/29  3.99       100,000             A1+
     175,000  Staunton, VA IDA (Diebold, Inc. Staunton Project)
              LOC Bank One                                                           04/01/17  3.90       175,000             A1
     250,000  Tazewell County, VA IDA (Coal Fillers Inc.)(b)
              LOC Wachovia Bank                                                      01/01/03  4.00       250,000
     150,000  Virginia College Building Authority (University of Richmond Project)   11/01/26  3.80       150,000    VMIG-1
 -----------                                                                                          -----------
   2,170,000  Total Other Variable Rate Demand Instruments                                              2,170,000
 -----------                                                                                          -----------


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Put Bonds (17.55%)(d)
------------------------------------------------------------------------------------------------------------------------------------
 $   150,000  Puerto Rico Industrial  Environment PCRB (Reynolds Metal)              09/01/00  3.50%  $   150,000    VMIG-1   A1+
     250,000  Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratory Project)                                            03/01/00  2.90       250,000     Aa1     AAA
     175,000  City of Norfolk, VA GO Capital Improvements Bond                       06/01/00  3.53       176,017      A1      AA
 -----------                                                                                          -----------
     575,000  Total Put Bonds                                                                             576,017
 -----------                                                                                          -----------
Tax Exempt Commercial Paper (7.62%)
------------------------------------------------------------------------------------------------------------------------------------
 $   100,000  Louisa, VA (Virginia Electric & Power Co.)                             02/03/00  3.40%  $   100,000      P1     A1+
     150,000  Puerto Rico Government Development Bank                                01/20/00  3.20       150,000             A1+
 -----------                                                                                          -----------
     250,000  Total Tax Exempt Commercial Paper                                                       $   250,000
 -----------                                                                                          -----------
              Total Investments (95.83%) (Cost $3,146,017+)                                           $ 3,146,017
              Cash and Other Assets, Net of Liabilities (4.17%)                                           136,791
                                                                                                      -----------
              Net Assets (100.00%)                                                                    $ 3,282,808
                                                                                                      ===========
              Net asset value, offering and redemption price per share:
              Class A Shares, 3,259,348 shares outstanding (Note 3)                                   $      1.00
                                                                                                      ===========
              Class B Shares, 23,460 shares outstanding (Note 3)                                      $      1.00
                                                                                                      ===========
              +   Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to the rated securities in which the Fund may invest.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  Maturity date indicated is the next put date.

KEY:
     BAN      =   Bond Anticipation Note                          LOC      =    Letter of Credit
     FGIC     =   Financial Guaranteed Insurance Company          PCRB     =    Pollution Control Revenue Bond
     GO       =   General Obligation                              RB       =    Revenue Bond
     IDA      =   Industrial Development Authority

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
VIRGINIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1999
================================================================================


 INVESTMENT INCOME

 Income:

    Interest.............................................................................   $        98,922
                                                                                             --------------
 Expenses: (Note 2)

    Investment management fee............................................................            12,932

    Administration fee...................................................................             6,790

    Shareholder servicing fee............................................................             7,914

    Custodian expenses...................................................................               820

    Shareholder servicing and related shareholder expenses...............................               998

    Legal, compliance and filing fees....................................................            33,618

    Audit and accounting.................................................................            50,238

    Directors' fees......................................................................             6,137

    Other................................................................................               670
                                                                                             --------------

      Total expenses.....................................................................           120,117

      Less:  Fees waived (Note 2)........................................................   (        19,722)

             Expense paid indirectly  (Note 2)...........................................   (         2,645)

             Expenses reimbursed (Note 2)................................................   (        73,671)
                                                                                             --------------

      Net expenses.......................................................................            24,079
                                                                                             --------------

 Net investment income...................................................................            74,843


REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments.................................................           -0-
                                                                                             --------------

 Increase in net assets from operations..................................................   $        74,843
                                                                                             ==============






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

VIRGINIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================





                                                                                               July 14, 1998
                                                                     Year                 (Commencement of Sales)
                                                                     Ended                        through
                                                              September 30, 1999            September 30, 1998
                                                              ------------------            ------------------

 INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income....................................   $      74,843                  $      17,931
    Net realized gain (loss) on investments..................         -0-                            -0-
                                                                -------------                  -------------
 Increase in net assets from operations......................          74,843                         17,931
 Dividends to shareholders from net investment income:
    Class A..................................................   (      73,150)*                (      17,931)*
    Class B..................................................   (       1,693)*                      -0-
 Capital share transactions (Note 3)
     Class A.................................................         145,389                      3,013,959
     Class B.................................................          23,460                        -0-
                                                                -------------                  -------------
        Total increase (decrease)............................         168,849                      3,013,959
 Net assets:
    Beginning of period......................................       3,113,959                        100,000
                                                                -------------                  -------------
    End of period............................................   $   3,282,808                  $   3,113,959
                                                                =============                  =============

 *  Designated as exempt-interest dividends for federal income tax purposes.







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

VIRGINIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

Virginia Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .40% of the Fund's average daily net assets.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to the Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc., (the Distributor), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to its Class A shares. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, only with respect to its Class A shares a service fee equal to .25% of the Fund's average daily net assets.

For the year ended September 30, 1999 the Manager voluntarily waived investment management fees and administration fees of $12,932 and $6,790, respectively. In addition, although not required to do so, the Manager has agreed to reimburse expenses amounting to $73,671.

Included under the caption "Custodian expenses" are expense offsets of $2,645.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

3. Capital Stock.

At September 30, 1999, an 20,000,000,000 of shares of $.001 par stock were authorized and capital paid in amounted to $3,282,808. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                                                      July 14, 1998
                                                                                  (Commencement of Sales)
                                                    Year Ended                            through
                                                September 30, 1999                  September 30, 1998
                                                ------------------                  ------------------
 Class A
 Sold......................................               82,280                           3,000,000
 Issued on reinvestment of dividends.......               73,469                              13,959
 Redeemed..................................      (        10,360)                            -0-
                                                 ---------------                     ---------------
 Net increase (decrease)...................              145,389                           3,013,959
                                                 ===============                     ===============

 Class B
 Sold......................................            3,780,209
 Issued on reinvestment of dividends.......                  987
 Redeemed..................................      (     3,757,736)
                                                 ---------------
 Net increase (decrease)...................               23,460
                                                 ===============


4. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Virginia and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 56% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VIRGINIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Financial Highlights.

                                                                              Year                      July 14, 1998
 Class A                                                                     Ended            (Commencement of Sales) through
 -------                                                               September 30, 1999            September 30, 1998
                                                                       ------------------     -------------------------------
Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..................................   $     1.00                     $    1.00
                                                                          ---------------                --------------
 Income from investment operations:
   Net investment income...............................................         0.023                         0.006
 Less distributions:
   Dividends from net investment income................................   (     0.023    )               (    0.006    )
                                                                          ---------------                --------------
 Net asset value, end of period........................................   $     1.00                     $    1.00
                                                                          ===============                ==============
 Total Return..........................................................         2.33%                         2.70%*
 Ratios/Supplemental Data
 Net assets, end of period (000).......................................   $         3,259                $        3,114
 Ratios to average net assets:
   Expenses (net of fees waived and expenses reimbursed)+..............         0.83%                         1.05%*
   Net investment income (net of fees waived and expenses reimbursed)..         2.31%                         2.67%*
   Management and administration fees waived...........................         0.61%                         0.61%*
   Expenses reimbursed.................................................         2.28%                        10.13%*
   Expense offsets.....................................................         0.08%                         0.30%*


   *    Annualized
   +    Includes expense offsets









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Financial Highlights. (Continued)

                                                                              April 1, 1999
Class B                                                              (Commencement of Sales) through
-------                                                                    September 30, 1999
                                                                           ------------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...................................      $    1.00
                                                                              -----------
 Income from investment operations:
    Net investment income...............................................           0.013
 Less distributions:
    Dividends from net investment income................................      (    0.013 )
                                                                              -----------
 Net asset value, end of period.........................................      $    1.00
                                                                              ===========
 Total Return...........................................................           2.59%*
 Ratios/Supplemental Data
 Net assets, end of period (000)........................................      $      23
 Ratios to average net assets:
    Expenses (net of fees waived and expenses reimbursed)+..............           0.58%*
    Net investment income (net of fees waived and expenses reimbursed)..           2.51%*
    Management and administration fees waived...........................           0.61%*
    Expenses reimbursed.................................................           2.28%*
    Expense offsets.....................................................           0.08%*


    *    Annualized
    +    Includes expense offsets






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VIRGINIA DAILY MUNICIPAL INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================



To the Board of Directors and Shareholders of Virginia Daily Municipal Income Fund, Inc.


In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virginia Daily Municipal Income Fund, Inc., (the "Fund") at September 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above. The financial statements for the period July 14, 1998
(Commencement of Sales) to September 30, 1998, including the financial highlights for the period then ended, were audited by other independent accountants whose report dated October 16, 1998 expressed an unqualified opinion on those financial statements.








PricewaterhouseCoopers LLP
New York, New York
November 1, 1999









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VIRGINIA DAILY MUNICIPAL INCOME FUND, INC.
CHANGE IN INDEPENDENT ACCOUNTANTS

================================================================================

On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP
(PwC) to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition have joined PwC.

The report of McGladrey on the financial statements of the Fund for the past fiscal year contained no adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audit for the most recent fiscal year and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

Effective August 13, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditors.























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------







VIRGINIA
DAILY
MUNICIPAL
INCOME
FUND, INC.





                                  Annual Report
                               September 30, 1999










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------



Virginia Daily Municipal Income Fund, Inc.
   600 Fifth Avenue
   New York, New York 10020


Manager
   Reich & Tang Asset Management L.P.
   600 Fifth Avenue
   New York, New York 10020


Custodian
   Investors Fiduciary Trust Company
   801 Pennsylvania
   Kansas City, Missouri 64105


Transfer Agent &
   Dividend Disbursing Agent
   Reich & Tang Services, Inc.
   600 Fifth Avenue
   New York, New York 10020





VA999A




--------------------------------------------------------------------------------